Business and Basis of Presentation (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net working capital	$ 282,162
Cash equivalents	2,595
Net income (loss)	$ 772	$ (2,361)